Variable Interest Entities (Details) (Variable Interest Entities)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information of the VIEs
Voting agreement period	20 years
Voting agreement automatic renewal period	1 year
Minimum
Financial information of the VIEs
Loans provided to equity owners of the VIEs, term	10 years
Maximum
Financial information of the VIEs
Loans provided to equity owners of the VIEs, term	15 years
Sales revenue services
Financial information of the VIEs
Percentage of revenues attributable to VIEs	0.30%	1.50%	4.20%